Net fee and commission income (Tables)	6 Months Ended
Jun. 30, 2025
Fee and commission income (expense) [abstract]
Total fees in scope of IFRS 15 revenues from contracts with customers

	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Bank Group
Half year ended 30.06.25	£m	£m	£m	£m	£m	£m
Fee type
Transactional	229	15	171	1,333	130	1,878
Advisory	—	166	282	—	—	448
Brokerage and execution	—	79	979	—	—	1,058
Underwriting and syndication	51	—	1,391	—	—	1,442
Other	6	2	34	—	15	57
Total revenue from contracts with customers	286	262	2,857	1,333	145	4,883
Other non-contract fee income	14	—	65	—	—	79
Fee and commission income	300	262	2,922	1,333	145	4,962
Fee and commission expense	(49)	(19)	(677)	(959)	(38)	(1,742)
Net fee and commission income	251	243	2,245	374	107	3,220

	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Bank Group
Half year ended 30.06.24	£m	£m	£m	£m	£m	£m
Fee type
Transactional	228	16	171	1,320	160	1,895
Advisory	—	156	325	—	—	481
Brokerage and execution	—	62	777	—	—	839
Underwriting and syndication	46	—	1,391	—	—	1,437
Other	6	2	35	—	11	54
Total revenue from contracts with customers	280	236	2,699	1,320	171	4,706
Other non-contract fee income	11	—	58	—	—	69
Fee and commission income	291	236	2,757	1,320	171	4,775
Fee and commission expense	(46)	(19)	(520)	(893)	(49)	(1,527)
Net fee and commission income	245	217	2,237	427	122	3,248